Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Long-Term Debt
A summary of long-term debt at December 31, including related interest rates at December 31, 2022, follows (dollars in millions):

	2022	2021
Senior secured asset-based revolving credit facility (effective interest rate of 5.6%)	$2,900	$2,780
Senior secured revolving credit facility	—	—
Senior secured term loan facilities (effective interest rate of 5.9%)	1,880	1,960
Senior secured notes	—	16,200
Other senior secured debt (effective interest rate of 3.9%)	953	935

Senior secured debt	5,733	21,875
Senior unsecured notes (effective interest rate of 4.9%)	32,652	12,952
Debt issuance costs and discounts	(301)	(248)

Total debt (average life of 9.6 years, rates averaging 5.0%)	38,084	34,579
Less amounts due within one year	370	237

	$37,714	$34,342